UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _3/31__

Date of reporting period:  9/30/16_

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
September 30, 2016

Franklin Limited Duration Income Trust

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Contents

Semiannual Report
Franklin Limited Duration Income Trust	2
Performance Summary	6
Important Notice to Shareholders	7
Financial Highlights and Statement of Investments	9
FinancialStatements	24
Notes to Financial Statements	27
Annual Meeting of Shareholders	35
Dividend Reinvestment and Cash Purchase Plan	36
Shareholder Information	38

Visit franklintempleton.com/investor/ products/products/closed-end-funds for fund updates, to access your account, or to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com

Not part of the semiannual report 1

FRANKLIN LIMITED DURATION INCOME TRUST

Performance Summary as of September 30, 2016

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gains distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/16[1]
	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on	Based on	Based on	Based on
	NAV[3]	market price[4]	NAV[3]	market price[4]
6-Month	+8.82%	+10.01%	+8.82%	+10.01%
1-Year	+8.13%	+18.44%	+8.13%	+18.44%
5-Year	+38.60%	+30.70%	+6.75%	+5.50%
10-Year	+86.55%	+95.03%	+6.43%	+6.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Share Prices
Symbol: FTF	9/30/16	3/31/16	Change
Net Asset Value (NAV)	$13.09	$12.38	+$0.71
Market Price (NYSE)	$12.09	$11.34	+$0.75

Distributions[5] (4/1/16–9/30/16)
	Dividend
Income

	$0.3720

All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield.
Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share pricemay decline. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. Figures are for common shares. As of 9/30/16, the Fund had leverage in the amount of 31.93% of the Fund’s total portfolio. The Fund employs leverage through the issuance of Auction Preferred Shares and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. A portion of the dividend is likely to be deemed a tax return of capital at year-end.

6 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Important Notice to Shareholders

Managed Distribution Plan and Tender Offer

Managed Distribution Plan

The Board of Trustees (the “Board”) of the Fund announced the adoption of a managed distribution plan (the “Plan”) on October 17, 2016 whereby the Fund will, beginning in January, 2017, make monthly distributions to common shareholders at an annual minimum fixed rate of 10% based on average monthly net asset value (“NAV”) of the Fund’s common shares. The primary purpose of the Plan is to provide the Fund’s shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. The plan is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.

Under Plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Plan. The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.

The Fund will calculate the average NAV from the previous month based on the number of business days in that month on which the NAV is calculated. The distribution will be calculated as 10% of the previous month’s average NAV, divided by 12. Typically, it is expected that the distribution will be declared by press release 10 days before the last business day of each month, with the record date on the last business day of the month. The payment date for the distribution will typically be during the middle of the next month.

With each distribution that does not consist solely of net investment income, the Fund will issue a notice to shareholders and an accompanying press release that will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes.

The Fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of the distribution may result in a return of capital. A return of capital occurs when some or all of the money that shareholders invested in the Fund is paid back to them. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Any such returns of capital will decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make the level of distributions called for under its plan, the Fund may have to sell portfolio securities at a less than opportune time.

The Fund may apply to the U.S. Securities and Exchange Commission (the “SEC”) for an exemptive order allowing it to make multiple capital gains distributions over the course of the year, which, if implemented, could decrease the amount of return of capital included in the Fund’s distribution. There is no guarantee that the SEC will grant the order, or that the Fund will immediately implement the order if granted.

Tender Offer

The Board also authorized the Fund to conduct a tender offer, no later than the first quarter of 2017, to purchase for cash up to 15% of the Fund’s issued and outstanding common shares, at 98% of the Fund’s NAV per share. Management and the Board continue to be very focused on the Fund’s discount and are committed to pursuing options that benefit all shareholders in the long-run.

Modification of the Discount Narrowing Program, including Continuation of the Share Repurchase Program

The Board will continue the open-market share repurchase program previously announced on April 20, 2016, authorizing the Fund to purchase, from time to time, up to 10% of the Fund’s common shares in open-market transactions, at the discretion of management. In light of the tender offer, the Board is suspending the discount measurement period it announced on April 20, 2016. Consistent with the policy

franklintempleton.com

Semiannual Report 7

FRANKLIN LIMITED DURATION INCOME TRUST

IMPORTANT NOTICE TO SHAREHOLDERS

expressed by the Board in its announcement on April 20, 2016, however, the Board will continue to actively monitor the Fund’s discount and evaluate strategies in the context of market conditions, and expects to take strong measures as needed, which may include one or more of the following actions: (1) authorizing additional tender offers for a portion of the Fund’s outstanding shares; or (2) submitting to shareholders a proposal to reorganize the Fund with either an open-end or closed end investment company; or (3) submitting to shareholders a proposal to convert the Fund to an open-end investment company.

8 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Financial Highlights
	Six Months Ended
	September 30, 2016		Year Ended March 31,
	(unaudited)	2016	2015	2014	2013	2012
Per common share operating performance
(for a common share outstanding throughout
the period)
Net asset value, beginning of period	$12.38	$13.87	$14.36	$14.30	$13.82	$14.01
Income from investment operations:
Net investment income[a]	0.32	0.72	0.73	0.80	0.90	0.92
Net realized and unrealized gains (losses)	0.79	(1.41)	(0.33)	0.20	0.62	(0.04)
Dividends to preferred shareholders from
net investment income	(0.03)	(0.06)	(0.06)	(0.06)	(0.05)	(0.05)
Total from investment operations	1.08	(0.75)	0.34	0.94	1.47	0.83
Less distributions to common shareholders
from net investment income	(0.37)[b]	(0.74)	(0.83)	(0.88)	(0.99)	(1.02)
Repurchase of shares	—[c]	—	—	—	—	—
Net asset value, end of period	$13.09	$12.38	$13.87	$14.36	$14.30	$13.82
Market value, end of period[d]	$12.09	$11.34	$12.17	$13.05	$14.82	$14.01

Total return (based on market value per
share)[e]	10.01%	(0.44)%	(0.35)%	(5.85)%	13.41%	15.03%

Ratios to average net assets applicable to
common sharesf,g

Expenses before waiver and payments by
affiliates	1.15%	1.16%	1.14%	1.12%	1.13%	1.15%
Expenses net of waiver and payments by
affiliates	1.13%[h]	1.16%[h,i]	1.14%[h,i]	1.12%[h,i]	1.13%	1.15%
Net investment income	5.01%	5.52%	5.14%	5.65%	6.44%	6.73%

Supplemental data
Net assets applicable to common shares, end
of period (000’s)	$350,855	$332,132	$372,080	$385,388	$383,632	$370,095
Portfolio turnover rate	141.45%	270.16%	289.67%	318.57%	295.39%	302.18%
Portfolio turnover rate excluding mortgage
dollar rolls[j]	59.57%	81.78%	92.15%	137.85%	106.42%	106.49%
Asset coverage per preferred share	$78,630	$75,991	$76,665	$78,686	$79,157	$77,796
Liquidation preference per preferred share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

[a]Based on average daily shares outstanding.
[b]A portion of the distribution is likely to be deemed a tax return of capital at year end.
[c]Amount rounds to less than $0.01 per share.
[d]Based on the last sale on the NYSE MKT.
[e]Total return is not annualized for periods less than one year.
[f]Based on income and expenses applicable to both common and preferred shares.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.
[i]Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[j]See Note 1(e) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 9

FRANKLIN LIMITED DURATION INCOME TRUST

Statement of Investments, September 30, 2016 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 0.2%
Energy 0.2%
[a,b] Halcon Resources Corp	United States	67,554	$556,358
[a] Halcon Resources Corp., wts., 9/09/20	United States	6,408	14,674
[a] Penn Virginia Corp	United States	3,729	145,431
			716,463
Materials 0.0%†
[a] Verso Corp., A	United States	4,163	26,851
[a] Verso Corp., wts., 7/25/23	United States	438	—
			26,851
Transportation 0.0%†
[a,c] CEVA Holdings LLC	United States	112	39,249
Total Common Stocks and Other Equity Interests
(Cost $2,440,159)			782,563

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1.	United States	6	3,000
[a,c] CEVA Holdings LLC, cvt. pfd., A-2.	United States	243	84,962
Total Convertible Preferred Stocks (Cost $369,948)			87,962

		Principal
		Amount*

Corporate Bonds 52.5%
Automobiles & Components 0.9%
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	2,000,000	2,070,000
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	700,000	720,125
senior note, 5.125%, 11/15/23	United States	300,000	313,500
			3,103,625
Banks 2.7%
[d] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN
thereafter, Perpetual	United States	2,500,000	2,567,188
CIT Group Inc.,
4.25%, 8/15/17	United States	1,500,000	1,530,000
senior note, 5.00%, 5/15/17	United States	500,000	510,000
[e] senior note, 144A, 6.625%, 4/01/18	United States	500,000	531,875
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter,
Perpetual	United States	1,300,000	1,334,125
[d] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,569,375
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	500,000	494,375
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,063,750
			9,600,688
Capital Goods 1.0%
[e] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	312,000
[e,f] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,600,000
[e] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	421,000

10 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm Inc.,
senior sub. bond, 6.50%, 5/15/25.	United States	500,000	$523,750
senior sub. note, 6.00%, 7/15/22	United States	500,000	530,000
			3,386,750
Commercial & Professional Services 0.5%
[e] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,200,000	993,000
United Rentals North America Inc., senior bond, 5.875%, 9/15/26.	United States	600,000	621,000
			1,614,000
Consumer Durables & Apparel 1.9%
[e] Beazer Homes USA Inc., senior note, 144A, 8.75%, 3/15/22	United States	1,300,000	1,374,750
[e] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,100,000	1,134,375
KB Home,
senior note, 4.75%, 5/15/19	United States	1,100,000	1,128,875
senior note, 7.00%, 12/15/21.	United States	1,100,000	1,188,000
[e] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	800,000	831,000
senior note, 144A, 5.875%, 4/15/23	United States	1,000,000	1,052,500
			6,709,500
Consumer Services 2.9%
[e] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22.	Canada	1,200,000	1,260,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	600,000	625,500
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	817,500
[e] International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	2,000,000	2,132,500
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior
note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,466,500
[e] Landry’s Inc., senior note, 144A, 9.375%, 5/01/20.	United States	1,000,000	1,050,200
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,132,500
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	900,000	910,125
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	812,000
			10,206,825
Diversified Financials 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	1,300,000	1,349,127
senior note, 4.625%, 10/30/20	Netherlands	600,000	629,805
senior note, 5.00%, 10/01/21.	Netherlands	600,000	641,352
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	1,500,000	1,561,875
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	United States	400,000	426,522
senior note, 4.625%, 9/15/23.	United States	500,000	520,290
[e] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	1,000,000	1,082,500
Navient Corp.,
senior note, 5.00%, 10/26/20.	United States	300,000	296,625
senior note, 5.875%, 3/25/21.	United States	200,000	200,000
senior note, 6.625%, 7/26/21.	United States	700,000	707,000
senior note, 7.25%, 9/25/23	United States	2,100,000	2,098,698
			9,513,794

franklintempleton.com

Semiannual Report 11

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy 7.0%
[g] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	1,500,000	$765,000
California Resources Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	924,000	619,080
senior note, 5.50%, 9/15/21	United States	37,000	19,795
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	1,000,000	805,000
[e] senior note, 144A, 11.50%, 1/15/21	United States	800,000	920,000
CGG SA, senior note, 6.875%, 1/15/22	France	1,000,000	505,000
[g,h] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	2,001,600	980,784
[e] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%,
6/30/24	United States	700,000	759,500
[e] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22.	United States	197,000	199,955
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22.	United States	500,000	462,500
senior note, 8.00%, 4/01/23	United States	700,000	682,500
Crestwood Midstream Partners LP/Crestwood Midstrean Finance Corp.,
senior note, 6.25%, 4/01/23	United States	1,500,000	1,526,250
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	400,000	380,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,100,000	2,315,250
[g,h] Energy XXI Gulf Coast Inc.,
senior note, 7.50%, 12/15/21.	United States	600,000	60,000
[e] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	500,000	202,500
[e,h] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,000,000	525,000
[g,h] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,000,000	142,500
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	1,100,000	973,500
[e,g,h] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/20	United States	1,500,000	735,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	900,000	850,500
[g] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21.	United States	800,000	10,000
[e] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21.	United States	800,000	464,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,036,500
[e,g] Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%,
3/15/22	United States	1,400,000	574,000
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	495,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22.	United States	200,000	220,718
senior note, 5.00%, 10/01/22.	United States	500,000	528,425
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	2,000,000	2,137,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	900,000	796,500
senior note, 6.125%, 1/15/23.	United States	300,000	242,250
[e,g] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	1,000,000	235,000
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20.	United States	400,000	370,000
senior note, 7.75%, 6/15/21	United States	1,000,000	993,750
senior note, 4.50%, 4/15/22	United States	400,000	340,000
WPX Energy Inc., senior note, 7.50%, 8/01/20	United States	1,500,000	1,593,750
			24,467,007

12 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco 1.5%
Constellation Brands Inc.,
senior note, 3.875%, 11/15/19	United States	900,000	$949,500
senior note, 4.75%, 12/01/25.	United States	200,000	217,520
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	700,000	732,375
[e] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	300,000	305,250
[e] JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	2,000,000	2,072,500
[e] Post Holdings Inc.,
senior note, 144A, 6.75%, 12/01/21	United States	600,000	646,506
senior note, 144A, 6.00%, 12/15/22	United States	100,000	106,000
senior note, 144A, 7.75%, 3/15/24	United States	300,000	337,500
			5,367,151
Health Care Equipment & Services 3.5%
Acadia Healthcare Co. Inc., senior note, 6.50%, 3/01/24	United States	400,000	420,000
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	300,000	301,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19.	United States	1,100,000	1,083,500
senior secured note, first lien, 5.125%, 8/15/18	United States	181,000	182,828
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	1,000,000	1,021,875
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000	1,601,250
senior note, 7.50%, 2/15/22	United States	1,000,000	1,150,000
senior secured bond, first lien, 5.875%, 3/15/22.	United States	1,000,000	1,110,000
senior secured note, first lien, 4.25%, 10/15/19	United States	200,000	209,000
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	300,000	323,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000	530,000
senior note, 5.00%, 3/01/19	United States	1,000,000	987,500
senior note, 5.50%, 3/01/19	United States	900,000	888,750
[i] senior note, FRN, 4.35%, 6/15/20	United States	500,000	505,050
[e] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	1,700,000	1,955,000
			12,269,503
Materials 7.3%
[e,j] ARD Finance SA, senior secured note, 144A, PIK, 7.125% (all cash), 9/15/23 .	Luxembourg	600,000	600,000
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000	307,875
senior note, 144A, 7.00%, 11/15/20	Luxembourg	88,235	91,654
[i] senior secured note, 144A, FRN, 3.85%, 12/15/19	Luxembourg	700,000	711,410
[e] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18.	Australia	1,000,000	957,500
[e] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%,
5/15/21	Australia	1,700,000	1,821,125
[e] Cemex SAB de CV, senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	443,344
The Chemours Co., senior note, 6.625%, 5/15/23	United States	2,000,000	1,965,000
[e] CVR Partners LP/CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23	United States	1,500,000	1,455,000
[e] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	800,000	809,600
[e] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	1,261,000	1,172,730
senior note, 144A, 7.00%, 2/15/21	Canada	1,261,000	1,144,357

franklintempleton.com

Semiannual Report 13

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[e] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%,
3/01/22	Australia	1,200,000	$1,392,372
[e] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	2,000,000	2,000,010
[e] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,384,500
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	900,000	957,375
senior note, 144A, 5.875%, 8/15/23	United States	400,000	430,250
[e] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	300,000	324,750
senior note, 144A, 6.50%, 2/01/22	United States	1,000,000	977,500
[e] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	588,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
[e] first lien, 144A, 5.125%, 7/15/23	United States	400,000	413,500
senior note, 8.25%, 2/15/21	United States	1,000,000	1,043,439
[e] senior note, 144A, 7.00%, 7/15/24	United States	100,000	107,438
[e,i] senior secured note, first lien, 144A, FRN, 4.127%, 7/15/21	United States	400,000	407,000
[e] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24.	United States	500,000	530,625
senior bond, 144A, 5.50%, 9/15/25	United States	600,000	645,000
Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	1,565,625
[e] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A,
8.50%, 4/15/22	United States	1,200,000	1,314,000
			25,560,979
Media 5.5%
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,000,000	1,035,000
AMC Networks Inc., senior note, 5.00%, 4/01/24.	United States	1,000,000	1,008,750
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000	1,051,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,000,000	2,095,000
[e] senior note, 144A, 5.125%, 5/01/23	United States	500,000	523,125
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22.	United States	700,000	732,375
senior sub. note, 7.625%, 3/15/20	United States	800,000	797,000
CSC Holdings LLC,
senior note, 6.75%, 11/15/21.	United States	1,500,000	1,590,000
senior note, 5.25%, 6/01/24	United States	500,000	476,250
Gannett Co. Inc.,
senior note, 5.125%, 10/15/19	United States	1,200,000	1,233,000
senior note, 5.125%, 7/15/20.	United States	500,000	516,875
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,422,625
[e] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	500,000	505,000
[e] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20.	United States	600,000	562,500
[e] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	1,000,000	1,068,750
senior bond, 144A, 5.375%, 4/15/25	United States	1,000,000	1,035,000
[e] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,128,875
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	409,000

14 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[e] WMG Acquisition Corp.,
secured note, 144A, 5.00%, 8/01/23.	United States	100,000	$101,750
senior note, 144A, 5.625%, 4/15/22	United States	2,000,000	2,077,500
			19,370,250
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
[e] Concordia International Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	645,000
[e] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	888,750
senior note, 144A, 6.00%, 7/15/23	United States	500,000	457,500
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	600,000	624,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,128,000
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23.	United States	1,200,000	1,251,000
[e] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	500,000	465,000
senior note, 144A, 5.625%, 12/01/21	United States	500,000	448,750
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,500,000	1,413,750
			7,321,750
Real Estate 0.9%
Equinix Inc.,
senior bond, 5.875%, 1/15/26	United States	300,000	323,250
senior note, 4.875%, 4/01/20.	United States	1,500,000	1,561,875
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	312,000
senior note, 6.375%, 3/01/24.	United States	700,000	763,000
			2,960,125
Retailing 1.0%
Dollar Tree Inc., senior note, 5.25%, 3/01/20	United States	400,000	417,000
Netflix Inc., senior note, 5.50%, 2/15/22	United States	2,000,000	2,162,500
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	1,000,000	1,052,500
			3,632,000
Semiconductors & Semiconductor Equipment 0.4%
[e] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	600,000	687,000
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	700,000	757,750
			1,444,750
Software & Services 1.7%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000	1,825,000
[e] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,731,875
senior note, 144A, 7.00%, 12/01/23	United States	500,000	530,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22.	United States	1,800,000	1,831,500
			5,918,375
Technology Hardware & Equipment 1.4%
[e] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,000,000	1,000,000
[e] CommScope Inc., senior secured note, 144A, 4.375%, 6/15/20	United States	1,000,000	1,032,500
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	400,000	425,171
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	300,000	321,751
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	219,784

franklintempleton.com

Semiannual Report 15

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
[e] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24.	United States	1,600,000	$1,862,000
			4,861,206
Telecommunication Services 4.7%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	1,000,000	1,043,750
senior bond, 5.625%, 4/01/25	United States	1,400,000	1,345,750
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	1,038,840
[e] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	621,792
Intelsat Jackson Holdings SA,
senior note, 7.25%, 4/01/19	Luxembourg	1,500,000	1,215,000
senior note, 7.25%, 10/15/20.	Luxembourg	1,000,000	780,000
[e] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,500,000	1,571,250
Sprint Communications Inc.,
senior note, 8.375%, 8/15/17.	United States	500,000	520,625
[e] senior note, 144A, 9.00%, 11/15/18	United States	1,500,000	1,659,375
[e] senior note, 144A, 7.00%, 3/01/20	United States	600,000	649,500
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	294,000
senior note, 7.25%, 9/15/21	United States	500,000	505,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	542,785
senior note, 6.542%, 4/28/20.	United States	900,000	931,500
senior note, 6.125%, 1/15/22.	United States	1,000,000	1,066,250
[e] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	2,000,000	2,094,460
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	508,750
			16,388,627
Transportation 0.5%
[e] Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%,
5/01/19	United States	1,000,000	1,030,000
[e] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24 .	Sweden	500,000	418,438
[e] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23.	United States	300,000	309,000
			1,757,438
Utilities 2.4%
Calpine Corp.,
senior note, 5.375%, 1/15/23.	United States	1,500,000	1,501,875
[e] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	296,000	313,020
[e] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	104,813
Dynegy Inc., senior note, 6.75%, 11/01/19	United States	2,000,000	2,060,000
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,275,000
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	700,000	722,750
[e] senior bond, 144A, 5.00%, 9/15/26	United States	1,000,000	982,500
Talen Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	1,200,000	969,000
[e,g] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
Holdings Finance Inc. , senior secured note, first lien, 144A, 11.50%,
10/01/20.	United States	2,000,000	611,250
			8,540,208
Total Corporate Bonds (Cost $188,679,300)			183,994,551

16 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[i,k] Senior Floating Rate Interests 50.1%
Automobiles & Components 0.9%
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	2,955,150	$2,969,902
Capital Goods 3.2%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan,
4.50%, 6/18/21	United States	970,252	971,496
Delos Finance S.A.R.L. (ILFC), Loans, 3.588%, 3/06/21	United States	2,500,000	2,519,688
Doncasters U.S. Finance LLC, Term B Loans, 4.50%, 4/09/20	United States	976,343	970,648
Leidos (Abacus Innovations Corp.), B Term Loan, 3.274%, 8/16/23.	United States	434,013	437,087
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	3,309,744	3,320,583
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	1,960,000	1,548,400
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	1,329,711	1,338,022
			11,105,924
Consumer Services 3.8%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	1,955,000	1,887,748
Aristocrat Technologies Inc., Term B-1 Loans, 3.50%, 10/20/21	United States	1,102,362	1,107,530
Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3.34%, 3/15/22 .	United States	1,591,753	1,602,188
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	1,928,045	1,926,873
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum
Brands), Term B Loans, 3.281%, 6/16/23	United States	1,738,341	1,754,793
[l] Prime Security Services Borrower LLC, Term B-1 Loans, 6.25%, 5/02/22	United States	1,995,000	2,017,755
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20	United States	2,919,937	2,932,452
			13,229,339
Diversified Financials 0.2%
Guggenheim Partners Investment Management Holdings LLC, Initial Term
Loan, 4.25 - 5.75%, 7/22/20	United States	854,659	859,467
Energy 1.9%
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	2,120,911	2,118,260
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	1,557,420	1,560,340
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	3,048,069	2,411,785
[g,h] Samson Investment Co., Second Lien Tranche I Term Loan, 6.50%, 9/25/18	United States	2,000,000	556,250
			6,646,635
Food, Beverage & Tobacco 0.4%
B&G Foods Inc., Tranche B Term Loan, 3.839%, 11/02/22	United States	562,374	566,451
JBS USA LLC, Initial Term Loan, 3.75%, 5/25/18	United States	916,904	918,050
			1,484,501
Health Care Equipment & Services 4.3%
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	2,932,500	2,939,465
Community Health Systems Inc., 2019 Term G Loan, 3.75%, 12/31/19	United States	3,851,504	3,782,496
DaVita Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	2,853,517	2,874,028
[l] Mallinckrodt International Finance SA, Initial Term B Loan, 3.338%, 3/19/21	Luxembourg	2,890,038	2,888,909
Team Health Inc., Tranche B Term Loan, 3.838%, 11/23/22	United States	2,397,270	2,411,474
			14,896,372
Household & Personal Products 0.7%
Spectrum Brands Inc., Initial Term Loans, 3.50 - 5.25%, 6/23/22.	United States	2,403,917	2,416,388
Materials 4.6%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,
3.75%, 2/01/20	United States	1,625,724	1,638,044
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,832,061	3,801,405
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	1,968,395	1,968,394
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19 .	Australia	2,093,353	2,093,680

franklintempleton.com

Semiannual Report 17

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[i,k] Senior Floating Rate Interests (continued)
Materials (continued)
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18	United States	1,634,360	$1,640,659
Novelis Inc., Initial Term Loan, 4.00 - 4.088%, 6/02/22	Canada	2,020,910	2,032,278
[h] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	2,291,513	2,222,767
Oxbow Carbon LLC, Tranche B Term Loan, 4.25%, 7/19/19	United States	863,490	864,569
			16,261,796
Media 5.6%
Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.53%,
5/18/21	United States	976,121	971,443
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	3,960,591	3,975,443
Gray Television Inc., Term Loan B, 3.938%, 6/13/21	United States	2,646,830	2,663,703
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	1,777,911	1,781,060
[l] Nexstar Broadcasting Group Inc., Term Loan B, 5.75%, 9/30/23	United States	814,233	819,195
Regal Cinemas Corp., Term Loan, 3.50%, 4/01/22	United States	3,033,793	3,054,860
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%, 7/31/21	United States	2,011,141	2,022,872
UPC Financing Partnership, Facility AN, 4.08%, 8/31/24	Netherlands	1,817,661	1,827,602
Virgin Media Bristol LLC, F Facility, 3.649%, 6/30/23	United States	2,622,815	2,636,475
			19,752,653
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental
Term B Loans, 3.75%, 9/25/22	United States	3,029,330	3,026,625
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.448%,
2/27/21	United States	2,959,545	2,990,138
Valeant Pharmaceuticals International Inc.,
[l] Series A-3 Tranche A Term Loan, 4.28%, 10/20/18	United States	1,519,305	1,519,685
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19	United States	1,161,670	1,164,719
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19	United States	1,592,667	1,593,496
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22	United States	527,601	529,844
			10,824,507
Retailing 3.9%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,747,764	3,628,638
Dollar Tree Inc.,
[l] Term A-1 Loans, 4.25%, 7/06/20	United States	2,146,473	2,146,430
Term B-3 Loans, 3.063%, 7/06/22	United States	697,568	701,927
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,815,446	2,588,803
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,768,770	1,761,032
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	2,960,421	2,969,672
			13,796,502
Semiconductors & Semiconductor Equipment 2.9%
Avago Technologies Cayman Finance Ltd., Term B-3 Loans, 3.524%, 2/01/23 .	Singapore	2,024,158	2,050,725
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%,
5/07/21	United States	2,651,011	2,674,208
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 5/01/23	United States	506,356	513,477
[l] NXP BV/NXP Funding LLC, Tranche F Loan, 3.405%, 12/07/20	United States	1,835,943	1,846,987
ON Semiconductor Corp.,
[l] 2016 Replacement Term Loans, 5.75%, 3/31/23	United States	485,059	487,687
Closing Date Term Loans, 3.776%, 3/31/23	United States	2,500,000	2,518,055
			10,091,139

18 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*		Value

[i,k] Senior Floating Rate Interests (continued)
Software & Services 2.2%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	2,834,439		$2,739,171
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	4,059,885		3,948,238
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%,
3/29/19	United States	1,223,768		1,162,579
				7,849,988
Technology Hardware & Equipment 2.5%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	2,928,815		2,932,476
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	2,026,792		2,043,880
[l] Dell International LLC, Term A-3 Loan, 2.53%, 12/31/18	United States	1,999,845		1,991,453
Western Digital Corp., Term Loan B-1, 4.50%, 4/29/23	United States	1,734,140		1,755,276
				8,723,085
Telecommunication Services 1.9%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	3,410,931		3,256,221
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,449,864		1,453,933
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	1,993,564		2,006,083
				6,716,237
Transportation 4.7%
Air Canada,
Term Loan, 4.00%, 9/26/19	Canada	1,447,512		1,453,844
[l] Term Loan, 5.25%, 10/06/23	Canada	1,510,394		1,517,002
American Airlines Inc., Class B Term Loans, 3.502%, 4/28/23	United States	2,001,025		2,008,841
Flying Fortress Inc. (ILFC), New Loan, 3.588%, 4/30/20	United States	1,629,859		1,641,065
The Hertz Corp., Tranche B-1 Term Loan, 3.50%, 6/30/23	United States	1,739,137		1,753,113
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	2,710,663		2,493,810
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	2,939,394		2,948,121
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/30/21	United States	2,566,650		2,583,654
				16,399,450
Utilities 3.3%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	184,433		184,433
Term B Loans, 6.375%, 8/13/19.	Australia	2,774,651		2,774,652
Calpine Corp., Term Loan (B5), 3.59%, 5/27/22	United States	2,578,560		2,588,632
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	2,593,492		2,625,910
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	3,475,611		3,488,283
				11,661,910
Total Senior Floating Rate Interests (Cost $177,598,782)				175,685,795

Foreign Government and Agency Securities
(Cost $1,975,673) 0.5%
Government of Mexico, 7.75%, 12/14/17	Mexico	320,000	[m] MXN	1,703,644
Asset-Backed Securities and Commercial Mortgage-
Backed Securities 10.8%
Banks 4.6%
[n] Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	663,311		654,981
[i] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.043%,
6/25/34	United States	705,953		701,809
Bear Stearns Commercial Mortgage Securities Trust,
[i] 2006-PW11, AJ, FRN, 5.436%, 3/11/39	United States	1,550,000		1,490,531
2006-PW13, AJ, 5.611%, 9/11/41	United States	298,310		298,186

franklintempleton.com

Semiannual Report 19

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
[i] CD Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48.	United States	1,300,000	$768,109
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	794,000	744,324
[i] 2007-C6, AM, FRN, 5.711%, 12/10/49	United States	1,520,000	1,544,485
2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000	1,597,322
Commercial Mortgage Trust,
[i] 2006-GG7, AJ, FRN, 5.758%, 7/10/38	United States	1,005,000	927,904
2007-GG9, AM, 5.475%, 3/10/39	United States	1,430,000	1,441,915
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000	1,522,426
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	380,000	380,524
[i,n] 2006-LDP7, AJ, FRN, 6.116%, 4/17/45	United States	757,000	569,174
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%,
10/15/48.	United States	1,410,000	1,489,120
[i] Merrill Lynch Mortgage Investors Trust,
[n] 2003-OPT1, B2, FRN, 4.65%, 7/25/34	United States	33,301	3,939
2005-A6, 2A3, FRN, 0.905%, 8/25/35	United States	360,379	348,452
[i] Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.475%,
10/25/33.	United States	350,442	270,941
[i] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.422%, 3/12/44	United States	38,398	38,587
2007-IQ16, AMA, FRN, 6.251%, 12/12/49	United States	645,000	666,217
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	593,653
			16,052,599
Diversified Financials 6.2%
[i] Argent Securities Inc., 2003-W5, M4, FRN, 6.149%, 10/25/33	United States	397,120	396,894
[e,i] Atrium X, 10A, C, 144A, FRN, 3.279%, 7/16/25	United States	920,000	914,434
[e,i] Atrium XI, 11A, C, 144A, FRN, 3.915%, 10/23/25	Cayman Islands	910,000	910,300
[e,i] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.963%, 5/26/35	United States	1,600,000	1,541,040
[e,i] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.334%, 1/27/25.	United States	750,000	739,905
[e,i] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 1.185%, 3/11/21	United States	457,000	437,774
[e,i] Cent CLO LP, 2013-17A, B, 144A, FRN, 3.757%, 1/30/25.	United States	392,157	394,145
[i] Chase Funding Trust, 2004-2, 2A2, FRN, 1.025%, 2/26/35	United States	456,519	418,709
[e,i] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.121%, 7/26/21	United States	640,000	636,928
[e,i] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 2.796%, 7/20/26	United States	1,230,000	1,231,452
2015-2A, C, 144A, FRN, 3.546%, 7/20/26.	United States	190,000	189,586
[e,i] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.13%, 7/15/26.	United States	1,000,000	999,670
2014-1A, B, 144A, FRN, 2.73%, 7/15/26.	United States	400,000	399,456
2014-1A, C, 144A, FRN, 3.68%, 7/15/26	United States	170,000	169,424
[i] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.725%, 2/25/24	United States	2,300,000	2,362,667
2014-DN4, M2, FRN, 2.925%, 10/25/24	United States	1,058,810	1,064,433
2014-HQ2, M2, FRN, 2.725%, 9/25/24	United States	900,000	928,413
2015-DN1, M2, FRN, 2.925%, 1/25/25	United States	1,824,173	1,840,644
2015-HQ1, M2, FRN, 2.725%, 3/25/25	United States	900,000	912,247

20 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[i] Impac Secured Assets Trust, 2007-2, FRN, 0.775%, 4/25/37	United States	371,694	$339,299
[e,i] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.981%, 3/17/32	United States	866,386	872,444
[i] MortgageIT Trust, 2004-1, A2, FRN, 1.425%, 11/25/34	United States	434,036	413,799
[i] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.835%,
11/25/35.	United States	624,914	589,257
[i,n] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.475%, 11/25/33.	United States	193,598	123,824
[i] Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.40%, 4/25/33.	United States	13,987	8,410
[i] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.024%, 2/25/35.	United States	430,304	413,012
[i] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.526%, 4/25/45	United States	869,875	873,506
[e,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.58%, 4/15/24.	United States	180,000	179,609
2013-2A, B, 144A, FRN, 3.395%, 4/25/25	United States	1,000,000	983,420
Wells Fargo Mortgage Backed Securities Trust,
[i] 2004-W, A9, FRN, 2.816%, 11/25/34	United States	314,914	319,612
2007-3, 3A1, 5.50%, 4/25/22.	United States	112,881	115,779
[e,i] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.982%, 8/01/22	United States	146,639	146,226
			21,866,318
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $38,413,560)			37,918,917

Mortgage-Backed Securities 27.4%
[i] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 3.202%, 5/01/34.	United States	168,723	177,546
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.1%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	712,756	767,932
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	13,688	14,299
[o] FHLMC Gold 30 Year, 3.00%, 10/01/46	United States	8,000,000	8,315,486
FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	60,245	63,572
[o] FHLMC Gold 30 Year, 3.50%, 10/01/46	United States	9,930,000	10,477,314
FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	3,800,173	4,093,279
[o] FHLMC Gold 30 Year, 4.00%, 10/01/46	United States	12,385,000	13,286,299
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	806,577	930,239
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	438,912	500,927
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	127,622	143,469
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	20,598	22,363
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	394,754	501,169
			39,116,348
[i] Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.29% - 2.475%, 6/01/32 - 7/01/34	United States	591,124	614,638
Federal National Mortgage Association (FNMA) Fixed Rate 12.1%
FNMA 15 Year, 3.00%, 8/01/27	United States	17,354	18,250
FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	62,896	66,378
[o] FNMA 15 Year, 3.50%, 10/01/31	United States	410,000	432,351
FNMA 15 Year, 5.50%, 7/01/20	United States	240,504	251,928
FNMA 15 Year, 6.50%, 7/01/20	United States	820	838
[o] FNMA 30 Year, 3.00%, 10/01/46	United States	8,000,000	8,318,125
FNMA 30 Year, 3.50%, 1/01/45 - 7/01/46	United States	2,259,987	2,386,159
[o] FNMA 30 Year, 3.50%, 10/01/46	United States	8,425,000	8,891,666
FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	1,574,854	1,692,674
[o] FNMA 30 Year, 4.00%, 10/01/46	United States	10,475,000	11,251,214

franklintempleton.com

Semiannual Report 21

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 4.50%, 5/01/24 - 8/01/44	United States	3,167,133	$3,476,175
FNMA 30 Year, 4.50%, 12/01/44	United States	1,495,322	1,638,787
[o] FNMA 30 Year, 4.50%, 10/01/46	United States	875,000	958,432
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	610,050	678,799
FNMA 30 Year, 5.50%, 6/01/37	United States	605,289	681,958
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,254,875	1,440,874
FNMA 30 Year, 6.50%, 8/01/32	United States	158,230	184,887
FNMA 30 Year, 7.00%, 9/01/18	United States	19,039	19,615
FNMA 30 Year, 8.00%, 10/01/29	United States	31,430	32,007
FNMA 30 Year, 8.50%, 8/01/26	United States	167,383	180,569
			42,601,686
Government National Mortgage Association (GNMA) Fixed Rate 3.9%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	432,518	499,179
GNMA II SF 30 Year, 3.50%, 3/20/45 - 12/20/45	United States	1,103,578	1,173,129
[o] GNMA II SF 30 Year, 3.50%, 10/01/46	United States	11,115,000	11,807,083
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	49,418	56,306
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	128,806	159,506
			13,695,203
Total Mortgage-Backed Securities (Cost $95,452,733)			96,205,421

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] NewPage Corp., Litigation Trust	United States	1,500,000	—
[a] Penn Virginia Corp., Litigation Trust.	United States	300,000	5,250
Total Escrows and Litigation Trusts (Cost $—)			5,250
Total Investments before Short Term Investments
(Cost $504,930,155)			496,384,103

Short Term Investments (Cost $24,111,204) 6.9%
Money Market Funds 6.9%
[a,p] Institutional Fiduciary Trust Money Market Portfolio	United States	24,111,204	24,111,204
Total Investments (Cost $529,041,359) 148.4%			520,495,307
Preferred Shares (25.7)%			(90,000,000)
Other Assets, less Liabilities (22.7)%			(79,639,860)
Net Assets 100.0%			$350,855,447

22 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 34.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $127,211, representing less than 0.1% of net assets.
dPerpetual security with no stated maturity date.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $99,011,913, representing 28.2% of net assets.
fSecurity purchased on a when-issued basis. See Note 1(c).
gSee Note 8 regarding defaulted securities.
hAt September 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kSee Note 1(f) regarding senior floating rate interests.
lA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
mPrincipal amount is stated in 100 Mexican Peso Units.
nThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
oSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).
pSee Note 4(c) regarding investments in affiliated management investment companies.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN LIMITED DURATION INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

September 30, 2016 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$504,930,155
Cost - Non-controlled affiliates (Note 4c)	24,111,204
Total cost of investments	$529,041,359
Value - Unaffiliated issuers	$496,384,103
Value - Non-controlled affiliates (Note 4c)	24,111,204
Total value of investments	520,495,307
Cash	739,235
Foreign currency, at value (cost $208,707)	209,316
Receivables:
Investment securities sold	2,962,044
Interest.	4,149,091
Total assets	528,554,993
Liabilities:
Payables:
Investment securities purchased	85,638,062
Management fees	289,148
Trustees’ fees and expenses	787
Distributions to common shareholders	1,663,067
Distributions to preferred shareholders	3,979
Accrued expenses and other liabilities	104,503
Total liabilities	87,699,546
Preferred shares at redemption value [$25,000 liquidation preference per share (3,600 shares outstanding)](Note 3)	90,000,000
Net assets applicable to common shares	$350,855,447
Net assets applicable to common shares consist of:
Paid-in capital	$380,894,517
Distributions in excess of net investment income	(4,258,549)
Net unrealized appreciation (depreciation)	(8,546,887)
Accumulated net realized gain (loss)	(17,233,634)
Net assets applicable to common shares	$350,855,447
Common shares outstanding	26,795,526
Net asset value per common share	$13.09

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended September 30, 2016 (unaudited)

Investment income:
Interest	$10,557,782
Expenses:
Management fees (Note 4a)	1,778,010
Transfer agent fees	27,238
Custodian fees (Note 5)	3,127
Reports to shareholders	18,141
Professional fees.	50,714
Trustees’ fees and expenses.	10,259
Auction agent fees and expenses	28,240
Other	48,700
Total expenses	1,964,429
Expense reductions (Note 5)	(584)
Expenses waived/paid by affiliates (Note 4c)	(34,065)
Net expenses	1,929,780
Net investment income	8,628,002
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(1,413,891)
Foreign currency transactions	(2,367,737)
Net realized gain (loss)	(3,781,628)
Net change in unrealized appreciation (depreciation) on:
Investments	24,620,070
Translation of other assets and liabilities
denominated in foreign currencies	604,451
Net change in unrealized appreciation (depreciation)	25,224,521
Net realized and unrealized gain (loss)	21,442,893
Net increase (decrease) in net assets resulting from operations	$30,070,895
Distributions to preferred shareholders from net investment income	(881,919)
Net increase (decrease) in net assets applicable to common shares resulting from operations	$29,188,976

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$8,628,002	$19,314,915
Net realized gain (loss)	(3,781,628)	(4,929,701)
Net change in unrealized appreciation (depreciation)	25,224,521	(32,808,492)
Distributions to preferred shareholders from net investment income	(881,919)	(1,559,503)
Net increase (decrease) in net assets applicable to common shares resulting from
operations.	29,188,976	(19,982,781)
Distributions to common shareholders from net investment income	(9,982,118)	(19,965,724)
Capital share transactions from - repurchase of shares (Note 2)	(482,935)	—
Net increase (decrease) in net assets	18,723,923	(39,948,505)
Net assets applicable to common shares:
Beginning of period	332,131,524	372,080,029
End of period	$350,855,447	$332,131,524
Distributions in excess of net investment income included in net assets:
End of period	$(4,258,549)	$(2,022,514)

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

franklintempleton.com

Semiannual Report 27

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued or Delayed Delivery and TBA Basis

The Fund purchases securities on a when-issued or delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and collateral has been pledged and/or received for open TBA trades.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 10 regarding other derivative information.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales

28 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

f. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The tax basis of the Fund’s distributions, which is likely to have a portion deemed to be a return of capital, is not determined until fiscal year end.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund, enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

franklintempleton.com

Semiannual Report 29

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At September 30, 2016, there were an unlimited number of shares authorized (without par value). During the period ended September 30, 2016 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, up to 10% of the Fund’s common shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 40,124 shares. Transactions in the Fund’s shares were as follows:

	Six Months Ended
	September 30, 2016
	Shares	Amount
Shares repurchased	40,124	$482,935
Weighted average discount of market price to net asset value of shares
repurchased		8.27%

3. Auction Rate Preferred Shares

The Fund has outstanding 1,200 Preferred Shares Series M, 1,200 Preferred Shares Series W and 1,200 Preferred Shares Series F, each with a $25,000 liquidation preference totaling $90,000,000. Preferred Shares are senior to common shares and the Fund will not declare or pay any dividend on the common shares unless the Fund has declared or paid full cumulative dividends on the Preferred Shares through the most recent dividend date. Dividends to preferred shareholders are cumulative and are declared weekly, at rates established through an auction process. The weekly auctions for Series M, W and F have all failed during the period ended September 30, 2016; consequently, the dividend rate paid on the Preferred Shares has moved to the maximum rate as defined in the prospectus. During the period ended September 30, 2016, the dividends on Preferred Shares ranged from 1.89% to 1.99%.

The Fund is required to maintain, on a weekly basis, a specified discounted value of its portfolio in compliance with guidelines established by Fitch Ratings and Moody’s Investor Services Inc., and is required to maintain asset coverage for the Preferred Shares of at least 200%.

The Preferred Shares are redeemable by the Fund at any time and are subject to mandatory redemption if the asset coverage or discounted value requirements are not met. During the period ended September 30, 2016, all requirements were met.

4. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the liquidation value of the Preferred Shares and other financial leverage.

30 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to April 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended September 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	18,383,143	61,182,220	(55,454,159)	24,111,204	$24,111,204	$-	$-	0.2%

5. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2016, the custodian fees were reduced as noted in the the Statement of Operations.

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2016, the Fund had capital loss carryforwards of $8,480,888 expiring in 2018 and long-term capital loss carryforwards of $4,964,261 not subject to expiration.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2016, the fund deferred late-year ordinary losses of $1,661,409.

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$529,556,897

Unrealized appreciation	$9,757,692
Unrealized depreciation	(18,819,282)
Net unrealized appreciation (depreciation)	$(9,061,590)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses and bond discounts and premiums.

franklintempleton.com

Semiannual Report 31

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2016, aggregated $685,565,468 and $691,739,311, respectively.

8. Credit Risk and Defaulted Securities

At September 30, 2016, the Fund had 68.1% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2016, the aggregate value of these securities was $4,872,284, representing 1.4% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

	Acquisition
Shares Issuer	Date	Cost	Value
67,554 [a] Halcon Resources Corp. (Value is 0.2% of Net Assets)	10/23/12 - 3/3/14	$1,963,999	$556,358
[a]The Fund also invests in unrestricted securities or other investments in the issuer valued at $14,674, as of September 30, 2016.

10. Other Derivative Information

For the period ended September 30, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contacts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Foreign exchange contracts	Foreign currency transactions	$(2,353,501)[a]	Translation of other assets	$608,806	[a]
and liabilities denominated
in foreign currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

32 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended September 30, 2016, the average month end fair value of derivatives represented 0.2% of average month end net assets. The average month end number of open derivatives contracts for the period was 3.

See Note 1(d) regarding derivative financial instruments.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from the independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$14,674	$145,431	$556,358		$716,463
Materials	26,851	—[b]	—		26,851
Transportation	—	127,211	—		127,211
Corporate Bonds	—	183,994,551	—		183,994,551
Senior Floating Rate Interests	—	175,685,795	—		175,685,795
Foreign Government and Agency Securities	—	1,703,644	—		1,703,644
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	37,914,978	3,939		37,918,917
Mortgage-Backed Securities	—	96,205,421	—		96,205,421
Escrows and Litigation Trusts	—	—	5,250	[b]	5,250
Short Term Investments	24,111,204	—	—		24,111,204
Total Investments in Securities	$24,152,729	$495,782,281	$560,297		$520,495,307

aIncludes common and convertible preferred stocks as well as other equity investments. bIncludes securities determined to have no value at September 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com

Semiannual Report 33

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Currency	Selected Portfolio
MXN Mexican Peso	CDO	Collateralized Debt Obligation
	CLO	Collateralized Loan Obligation
	FHLMC	Federal Home Loan Mortgage Corp.
	FRN	Floating Rate Note
	PIK	Payment-In-Kind
	SF	Single Family

34 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Annual Meeting of Shareholders

October 28, 2016

At an Annual Meeting of Shareholders (the “Meeting”) of the Fund held on October 28, 2016, shareholders elected Harris J. Ashton, Edith E. Holiday and John B. Wilson as Trustees of the Fund to hold office for a three year term, set to expire at the 2019 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier. Ronald Mass, Thomas H. McGlade, and Peter Tchir, who were nominated by Saba Capital Management, L.P. (“Saba”), were not elected.

The results of the voting were as follows:
	Common and Preferred Shares
Trustee Nominees	For	Withhold
Harris J. Ashton	10,166,738	293,760
Edith E. Holiday	10,169,217	291,281
John B. Wilson	10,175,438	285,060
Ronald Mass	8,070,769	135,154
Thomas H. McGlade	8,070,769	135,154
Peter Tchir	8,070,769	135,154

Note: Mary Choksi, Gregory E. Johnson, Rupert H. Johnson, J. Michael Luttig, Frank A. Olson, and Larry D. Thompson are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.

At the Meeting, shareholders voted against the following Shareholder Proposal submitted by Saba:

BE IT RESOLVED, that the shareholders of Franklin Limited Duration Income Trust (the "Fund"), requests that the Board of Trustees (the "Board") consider authorizing a self-tender offer for all outstanding shares of the Fund at or close to net asset value ("NAV"). If more than 50% of the Fund’s outstanding shares are submitted for tender, the tender offer should be cancelled and the Board should take the steps necessary to liquidate or convert the Fund into an open-end mutual fund.

The results of the voting were as follows:
	Common and Preferred Shares
	For	Against	Withhold
Shareholder Proposal	8,145,947	10,275,662	236,144

franklintempleton.com

Semiannual Report 35

FRANKLIN LIMITED DURATION INCOME TRUST

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.

You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.

If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.

If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.

The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.

The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.

There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds.

The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.

The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your

36 Semiannual Report

franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

DIVIDEND REINVESTMENT PLAN

account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.

You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.

The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

franklintempleton.com

Semiannual Report 37

FRANKLIN LIMITED DURATION INCOME TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 Semiannual Report

franklintempleton.com

This page intentionally left blank.

This page intentionally left blank.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	FTF S 11/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Mary C. Choksi, Michael Luttig, Larry D. Thompson and John B. Wilson.

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

The investment manager has delegated its administrative duties with respect to the voting of proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.

To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the investment manager has a supplemental subscription to Egan-Jones Proxy Services (Egan-Jones), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a Proxy Service) are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.

Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.

To avoid certain potential conflicts of interest, the investment manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E), (F), or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the underlying fund's shares.

The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with issuers. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

Investment manager’s proxy voting policies and principles  The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.

Board of directors.  The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of auditors of portfolio companies.  The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management and director compensation.  A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-takeover mechanisms and related issues.  The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to capital structure.  The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and corporate restructuring.  Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and social issues.  The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.

In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues. The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance matters.  The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy access.  In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global corporate governance.  Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the investment manager held shares on the record date but has sold them prior to the meeting date; (vi) a proxy voting service is not offered by the custodian in the market; (vii) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some foreign jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.

The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.

Procedures for meetings involving fixed income securities.  From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

The Proxy Group will monitor such meetings involving fixed income securities for conflicts of interest in accordance with these procedures for fixed income securities. If a fixed income issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
Month #1 (4/1/16 - 4/30/16)	-	-	-	-
Month #2 (5/1/16 - 5/31/16)	-	-	-	-
Month #3 (6/1/16 - 6/30/16)	-	-	-	26,835,650.00
Month #4 (7/1/16 - 7/31/16)	-	-	-	26,835,650.00
Month #5 (8/1/16 - 8/31/16)	-	-	-	26,835,650.00
Month #6 (9/1/16 - 9/30/16)	40,124.000	12.04	40,124.000	26,835,650.00
Total	40,124.000	12.04	40,124.000	26,795,526.00

The Board approved the share repurchase program to authorize the Fund to repurchase up to 10% of its common shares outstanding in open-market transactions. The commencement date of the repurchase plan was 6/01/2016. Since the inception of the program, the Fund had repurchased a total of 40,124 shares.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date November 25, 2016

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date November 25, 2016